UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim MFS International Value Portfolio

Annual Report

December 31, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Management Discussion

For the twelve months ended December 31, 2010, the Maxim MFS International Value Portfolio (the “Portfolio”) provided a total return of 9.21%. This compares with a return of 3.81% for the Portfolio’s benchmark, the MSCI EAFE Value Index.

The first quarter of the reporting period witnessed a continuation of the financial market and macroeconomic rebounds that had begun in early 2009. These recoveries in global activity and asset valuations were generally synchronized around the world, led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recoveries included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

During most of the remainder of the period, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused many asset prices to retrench significantly, as many questioned the durability of the global recovery.

Towards the end of the period, the U.S. Federal Reserve led markets to believe that further monetary loosening would be forthcoming if macroeconomic activity did not show signs of improvement. The prospects for more easing by the Fed improved market sentiment and drove risk-asset prices markedly higher. However, in a text-book case of “buy the rumor, sell the fact,” the weeks following the early November announcement of further quantitative easing saw a sell-off in U.S. Treasury bonds. This rise in Treasury yields occurred despite risk-off behavior in equities and credit markets (which would normally result in Treasury yield compression), and appears to have been the result of a few factors: signs of improved U.S. and global economic activity; opposition to quantitative easing from some quarters; and crowded long positions in U.S. Treasuries. The December agreement on an expansionary U.S. fiscal package also boosted sentiment, leading markets to reach near-term highs in risky asset valuations in to year end.

Stock selection and an underweight position in the financial services sector contributed to performance relative to the MSCI EAFE Value Index. Not holding poor-performing financial services firms Banco Santander S.A. (Spain) and Banco Bilbao Vizcaya (Spain) aided results as both stocks underperformed the benchmark over the reporting period.

An overweight position and stock selection in the consumer staples sector were other positive factors for relative returns. Holdings of global food company Nestle S.A. (Switzerland) and tobacco distributor British American Tobacco (United Kingdom) bolstered performance as both stocks turned in strong performance relative to the benchmark.

Stock selection in the autos and housing sector benefited relative results. Holdings of automotive and industrial products manufacturer Tomkins (United Kingdom) and used vehicle auction sites operator USS Co. (Japan) helped performance.

Elsewhere the timing of our ownership in integrated oil company BP PLC (United Kingdom) aided performance. The Portfolio’s holdings of precision instrumentation and controls supplier Spectris PLC (United Kingdom), flavors and fragrances company Givaudan (Switzerland), and wiring devices and cable systems manufacturer Legrand (France) were among the Portfolio’s top contributors.

During the reporting period, the Portfolio’s currency exposure was another contributor to relative performance. All of MFS’ investment decisions are driven by the fundamentals of each individual opportunity and as such, it is common for our portfolios to have different currency exposure than the benchmark.

Stock selection in the health care sector held back relative performance. Holdings of pharmaceutical and diagnostic company Roche Holding (Switzerland) and pharmaceutical company Sanofi-Aventis (France) were among the Portfolio’s top detractors.

Other individual stocks that hindered relative results included oil and gas exploration company INPEX Corporation (Japan), aerospace and defense technology firm Cobham (United Kingdom), telecommunications services provider Koninklijike KPN (Netherlands), and postal system operator TNT (Netherlands). Not holding electronics and electrical engineering company Siemens, chemical company BASF (Germany), carmaker Volkswagen (Germany), and financial services firm Australia and New Zealand Banking Group dampened performance as all four of these stocks outperformed the benchmark over the reporting period.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	MSCI EAFE Index	MSCI EAFE Value Index
	10,000.00	10,000.00	10,000.00
2001	8,956.00	7,879.00	8,018.24
2002	7,342.13	6,645.15	6,607.74
2003	9,936.84	9,247.72	9,344.68
2004	11,809.93	11,161.81	11,671.04
2005	13,784.55	12,726.14	13,373.06
2006	18,726.31	16,144.00	17,558.69
2007	19,898.58	18,021.55	18,707.31

2008	9,203.09	10,261.47	10,565.65
2009	12,117.71	13,592.34	14,182.27
2010	13,233.15	14,708.28	14,722.61

Average Annual Total Returns for the Periods Ended December 31, 2010

One Year	Five Years	Ten Years
9.21%	-0.81%	2.84%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Country as of December 31, 2010

Country	% of Portfolio Investments
Australia	0.77%
Bermuda	1.70%
Denmark	0.40%
European Community	0.05%
Finland	0.63%
France	8.05%
Germany	7.15%
Hong Kong	0.38%
Ireland	0.61%
Italy	1.13%
Japan	23.83%
Netherlands	6.62%
Norway	0.93%
Singapore	0.57%
South Korea	1.21%
Spain	0.66%
Sweden	2.41%
Switzerland	11.88%
Taiwan	2.82%
United Kingdom	23.13%
United States	5.07%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/10)	(12/31/10)	(07/01/10 - 12/31/10)

Actual	$ 1,000.00	$ 1,199.79	$ 6.49
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.31	$ 5.96

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

Financial Reports for the Year Ended December 31, 2010

Maxim MFS International Value Portfolio

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

COMMON STOCK

Shares		Value ($)

Aerospace & Defense — 1.08%
890,710	Cobham PLC *	2,829,414
		$2,829,414

Air Freight — 2.26%
89,415	TNT NV *	2,364,652
250,600	Yamato Holdings Co Ltd *	3,554,921
		$5,919,573

Broadcast/Media — 2.41%
1,133	Fuji Media Holdings Inc *	1,784,841
12,320	Nippon Television Network Corp *	1,932,197
95,850	Vivendi SA *	2,590,026
		$6,307,064

Building Materials — 2.29%
90,246	Assa Abloy AB Class B *	2,545,721
14,895	Geberit AG *	3,444,059
		$5,989,780

Chemicals — 2.81%
2,800	Givaudan SA *	3,022,612
47,800	Shin-Etsu Chemical Co Ltd *	2,576,256
63,679	Symrise AG *	1,744,822
		$7,343,690

Communications - Equipment — 1.68%
160,782	Nokia OYJ *	1,665,512
236,005	Telefonaktiebolaget LM Ericsson *	2,735,019
		$4,400,531

Computer Hardware & Systems — 1.55%
136,850	Acer Inc sponsored GDR *	2,142,476
67,450	Acer Inc sponsored GDR Reg S †	1,011,750
94,000	Asustek Computer Inc *	892,767
		$4,046,993

Containers — 0.27%
71,647	Smurfit Kappa Group PLC *	694,489
		$694,489

Cosmetics & Personal Care — 1.34%
43,100	Kobayashi Pharmaceutical Co Ltd *	1,999,664
57,700	Kose Corp *	1,490,195
		$3,489,859

Distributors — 0.74%
171,980	Bunzl PLC *	1,931,044
		$1,931,044

Electric Companies — 0.97%
82,749	E.ON AG *	2,527,059
		$2,527,059

Electronic Instruments & Equipment — 2.50%
294,654	Halma PLC *	1,653,777
69,380	Legrand SA *	2,830,011
100,738	Spectris PLC *	2,057,317
		$6,541,105

Electronics - Semiconductor — 2.51%
3,804	Samsung Electronics Co Ltd *	3,176,858
269,140	Taiwan Semiconductor Manufacturing Co Ltd sponsored ADR	3,375,016
		$6,551,874

Financial Services — 1.90%
309,248	ING Groep NV *	3,016,945
30,369	Julius Baer Group Ltd *	1,421,969
123,560	SNS REAAL NV *	527,065
		$4,965,979

Food & Beverages — 8.62%
997	Barry Callebaut AG * §	827,123
69,080	Danone SA *	4,343,553
139,770	Heineken NV *	6,855,260
56,900	LAWSON Inc *	2,808,968
131,271	Nestle SA *	7,690,337
		$22,525,241

Foreign Banks — 6.67%
140,000	Chiba Bank Ltd *	907,789
173,800	DnB NOR ASA *	2,445,027
142,000	Hachijuni Bank Ltd *	791,187
545,110	HSBC Holdings PLC *	5,575,364
206,000	Joyo Bank Ltd *	902,967
11,027	Jyske Bank AS * §	514,613
164,900	Sapporo Hokuyo Holdings Inc *	770,532
83,300	Sumitomo Mitsui Financial Group Inc *	2,949,414
20,165	Sydbank AS * §	548,455
465,554	UniCredit SpA *	965,171
98,102	Unione di Banche Italiane SCPA *	860,768
5,337	Van Lanschot NV	214,313
		$17,445,600

Health Care Related — 1.49%
70,100	Miraca Holdings Inc *	2,813,993
49,300	Rhoen Klinikum AG *	1,085,142
		$3,899,135

Household Goods — 3.74%
236,900	Kao Corp *	6,366,708
61,840	Reckitt Benckiser Group PLC *	3,408,865
		$9,775,573

Insurance Related — 6.05%
151,770	Amlin PLC *	964,170
198,630	Catlin Group Ltd *	1,146,903
11,523	Euler Hermes SA *	1,100,066
302,931	Hiscox Ltd *	1,797,661

177,820	Jardine Lloyd Thompson Group PLC *	1,746,949
19,350	MunichRe AG *	2,930,649
55,750	Swiss Reinsurance Co Ltd *	2,990,811
12,130	Zurich Financial Services AG *	3,141,266
		$15,818,475

Investment Bank/Brokerage Firm — 1.25%
635,000	Daiwa Securities Group Inc *	3,257,302
		$3,257,302

Leisure & Entertainment — 0.49%
22,900	Sankyo Co Ltd *	1,290,264
		$1,290,264

Machinery — 1.20%
61,200	Glory Ltd *	1,506,348
13,744	Schindler Holding AG *	1,625,853
		$3,132,201

Manufacturing — 0.57%
206,000	Venture Corp Ltd *	1,489,713
		$1,489,713

Medical Products — 1.83%
257,291	Smith & Nephew PLC *	2,718,704
15,330	Synthes Inc *	2,069,199
		$4,787,903

Miscellaneous — 0.77%
277,970	Brambles Ltd *	2,024,758
		$2,024,758

Office Equipment & Supplies — 2.22%
255,000	Konica Minolta Holdings Inc *	2,635,518
36,405	Neopost SA *	3,174,831
		$5,810,349

Oil & Gas — 7.16%
958,726	BP PLC *	7,074,295
483	Inpex Corp *	2,820,426
263,810	Royal Dutch Shell PLC *	8,822,605
		$18,717,326

Pharmaceuticals — 11.11%
58,258	Bayer AG *	4,318,511
365,303	GlaxoSmithKline PLC *	7,087,108
34,000	Hisamitsu Pharmaceutical Co Inc *	1,429,003
48,716	Roche Holding AG *	7,141,417
111,650	Sanofi-Aventis SA *	7,157,970
54,600	Santen Pharmaceutical Co Ltd *	1,892,995
		$29,027,004

Printing & Publishing — 0.36%
86,383	United Business Media Ltd *	933,151
		$933,151

Real Estate — 0.92%
171,571	Deutsche Wohnen AG §	2,407,354
		$2,407,354

Restaurants — 0.67%
193,900	Compass Group PLC *	1,762,848
		$1,762,848

Retail — 1.50%
136,350	Daiei Inc * §	537,115
317,889	Esprit Holdings Ltd *	1,512,167
23,040	USS Co Ltd *	1,880,172
		$3,929,454

Specialized Services — 1.90%
82,698	Amadeus IT Holding SA * §	1,737,924
121,700	Nomura Research Institute Ltd *	2,703,592
2,520	Obic Co Ltd *	517,529
		$4,959,045

Telephone & Telecommunications — 7.90%
706,000	China Unicom Hong Kong Ltd *	1,008,643
1,177	KDDI Corp *	6,787,452
307,060	Koninklijke KPN NV *	4,484,890
1,029,700	Telecom Italia SpA RSP *	1,120,718
2,758,616	Vodafone Group PLC *	7,246,120
		$20,647,823

Tobacco — 4.22%
158,540	British American Tobacco PLC *	6,100,870
1,041	Japan Tobacco Inc *	3,843,966
37,180	Swedish Match AB *	1,077,412
		$11,022,248

TOTAL COMMON STOCK — 94.95%		$248,201,221
(Cost $224,588,014)

PREFERRED STOCK

Shares		Value ($)

Household Goods — 1.47%
61,893	Henkel AG & Co KGaA * §	3,837,472

TOTAL PREFERRED STOCK — 1.47%		$3,837,472
(Cost $2,454,634)

PURCHASED OPTIONS

Contract Value ($)		Value ($)

8,319,470	Euro Dollar Call, strike price 0.00833 EURO, expiration date August 2011	136,094
998,336,400	Japanese Yen Put, strike price 93.0 YEN, expiration date August 2011	57,608

TOTAL PURCHASED OPTIONS — 0.08%		$193,702
(Cost $467,494)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

10,048,000	Federal Home Loan Bank	10,047,999
	0.00% January 3, 2011

TOTAL SHORT-TERM INVESTMENTS — 3.84%		$10,047,999
(Cost $10,047,999)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

302,026	Undivided interest of 1.13% in a repurchase agreement (Principal Amount/Value $26,757,000 with a maturity value of $26,757,624) with Household Bank Securities Inc, 0.21%, dated 12/31/10, to be repurchased at $302,026 on 1/3/11, collateralized by U.S. Treasury, 1.88%, 8/31/17 and Sallie Mae, 0.00%, 10/3/22, with a value of $27,292,595.	302,026

302,025	Undivided interest of 1.12% in a repurchase agreement (Principal Amount/Value $26,977,000 with a maturity value of $26,977,510) with BNP Paribas Securities Corp, 0.17%, dated 12/31/10, to be repurchased at $302,025 on 1/3/11, collateralized by various U.S. Government or agency securities, 0.00% - 10.35%, 1/4/11 - 2/9/40, with a value of $27,516,541.	302,025

302,025	Undivided interest of 1.11% in a repurchase agreement (Principal Amount/Value $27,211,000 with a maturity value of $27,211,514 with Merrill Lynch, Pierce, Fenner & Smith, 0.17%, dated 12/31/10, to be repurchased at $302,025 on 1/3/11, collateralized by GNMA, 2.63% - 9.50%, 10/15/11 - 4/15/53, with a value of $27,755,220.	302,025

320,174	Undivided interest of 1.17% in a repurchase agreement (Principal Amount/Value $27,239,000 with a maturity value of $27,239,605) with Barclays Capital Inc, 0.20%, dated 12/31/10, to be repurchased at $320,174 on 1/3/11, collateralized by U.S. Treasury, 0.38% - 0.63%, 6/30/12 - 9/30/12, with a value of $27,783,781.	320,174

TOTAL SECURITIES LENDING COLLATERAL — 0.47%		$1,226,250
(Cost $1,226,250)

TOTAL INVESTMENTS — 100.81%		$263,506,644
(Cost $238,784,391)

OTHER ASSETS & LIABILITIES — (0.81%)		$(2,113,207)

TOTAL NET ASSETS — 100%		$261,393,437

Legend

*

Security is fair valued under procedures adopted by the Board of Directors. At December 31, 2010, the aggregate market value of securities trading outside the U.S. was $245,030,260, representing 93.74% of net assets and whose values were adjusted as a result of significant market movements following the close of local trading.

GDR	Global Depositary Receipt
†	A portion or all of the security is on loan at December 31, 2010.
ADR	American Depositary Receipt
§	Non-income Producing Security

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See Summary of Investments by Country following Schedule of Investments.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL VALUE PORTFOLIO

SUMMARY OF INVESTMENTS BY COUNTRY

DECEMBER 31, 2010

UNAUDITED

Country	Values ($)	% of Portfolio Investment
Australia	2,024,758	0.77%
Bermuda	4,456,731	1.70%
Denmark	1,063,068	0.40%
European Community	136,094	0.05%
Finland	1,665,512	0.63%
France	21,196,457	8.05%
Germany	18,851,009	7.15%
Hong Kong	1,008,643	0.38%
Ireland	1,627,640	0.61%
Italy	2,946,657	1.13%
Japan	62,808,922	23.83%
Netherlands	17,463,125	6.62%
Norway	2,445,027	0.93%
Singapore	1,489,713	0.57%
South Korea	3,176,858	1.21%
Spain	1,737,924	0.66%
Sweden	6,358,152	2.41%
Switzerland	31,305,447	11.88%
Taiwan	7,422,009	2.82%
United Kingdom	60,979,450	23.13%
United States	13,343,448	5.07%

	$263,506,644	100.00%

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

ASSETS:
Investments in securities, market value (including $1,165,500 of securities on loan) (1)	$263,506,644
Cash	112,281
Dividends receivable	1,121,620
Subscriptions receivable	371,189

Total assets	265,111,734

LIABILITIES:
Due to investment adviser	243,571
Redemptions payable	1,983,282
Payable for investments purchased	238,925
Payable upon return of securities loaned	1,226,250
Payable to subcustodian	26,269

Total liabilities	3,718,297

NET ASSETS	$261,393,437

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$3,306,127
Additional paid-in capital	307,300,603
Net unrealized appreciation on investments, option contracts and foreign currency translations	24,721,089
Accumulated net realized loss on investments, option contracts and foreign currency transactions	(73,934,382)

NET ASSETS	$261,393,437

NET ASSET VALUE PER OUTSTANDING SHARE	$7.91

(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	33,061,270

(1) Cost of investments in securities	$238,784,391

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

INVESTMENT INCOME:
Interest	$11,752
Dividends	7,470,657
Income from securities lending	28,301
Foreign withholding tax	(911,868)

Total income	6,598,842

EXPENSES:
Audit fees	25,682
Bank and custodial fees	186,431
Investment administration	152,462
Management fees	2,416,018
Other expenses	64,138

Total expenses	2,844,731

Less amount reimbursed by investment adviser	16,650

Net expenses	2,828,081

NET INVESTMENT INCOME	3,770,761

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	4,591,314
Net realized loss on option contracts	(472,823)
Change in net unrealized appreciation on investments and foreign currency translations	14,787,289
Change in net unrealized appreciation on option contracts	(385,408)

Net realized and unrealized gain on investments and foreign currency	18,520,372

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,291,133

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$3,770,761	$4,712,374
Net realized gain (loss) on investments, option contracts and foreign currency transactions	4,118,491	(59,386,153)
Net realized gain on futures contracts		871,570
Net realized loss on forward foreign currency contracts		(3,675,112)
Change in net unrealized appreciation on investments, option contracts and foreign currency translations	14,401,881	122,164,573
Change in net unrealized appreciation on futures contracts		8,887
Change in net unrealized appreciation on forward foreign currency contracts		646,910

Net increase in net assets resulting from operations	22,291,133	65,343,049

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,791,528)	(1,990,899)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	116,961,257	109,237,004
Reinvestment of distributions	3,791,528	1,990,899
Redemptions of shares	(125,886,575)	(129,202,887)

Net decrease in net assets resulting from share transactions	(5,133,790)	(17,974,984)

Total increase in net assets	13,365,815	45,377,166

NET ASSETS:
Beginning of period	248,027,622	202,650,456

End of period (1)	$261,393,437	$248,027,622

OTHER INFORMATION:

SHARES:
Sold	16,049,071	17,740,082
Issued in reinvestment of distributions	483,036	271,996
Redeemed	(17,207,671)	(20,328,916)

Net decrease	(675,564)	(2,316,838)

(1) Including undistributed net investment income		$3,256

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$7.35	$5.62	$13.44	$14.72	$12.84

Income from Investment Operations

Net investment income	0.12	0.03	0.27	0.29	0.33
Net realized and unrealized gain (loss)	0.56	1.76	(7.39)	0.60	4.20

Total Income (Loss) From Investment Operations	0.68	1.79	(7.12)	0.89	4.53

Less Distributions

From net investment income	(0.12)	(0.06)	(0.17)	(0.23)	(0.43)
From net realized gains			(0.53)	(1.94)	(2.22)

Total Distributions	(0.12)	(0.06)	(0.70)	(2.17)	(2.65)

Net Asset Value, End of Period	$7.91	$7.35	$5.62	$13.44	$14.72

Total Return ±	9.21%	31.67%	(53.75%)	6.26%	35.85%

Net Assets, End of Period ($000)	$261,393	$248,028	$202,650	$349,470	$370,802

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	1.18%	1.18%	1.15%	1.12%	1.12%
- After Reimbursement §	1.17%	1.18%	1.13%	1.11%	1.12%

Ratio of Net Investment Income to
Average Net Assets:
- Before Reimbursement	1.55%	2.16%	2.62%	1.88%	1.82%
- After Reimbursement §	1.56%	2.17%	2.64%	1.88%	1.81%

Portfolio Turnover Rate	32.24%	163.32%	46.93%	37.63%	36.08%

§ Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios; six of which became effective with the Securities and Exchange Commission (the SEC) on December 31, 2010, but were not yet capitalized. Interests in the Maxim MFS International Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. Effective September 1, 2009, the Maxim Bernstein International Equity Portfolio’s name changed to Maxim MFS International Value Portfolio. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Derivative Investments:
Options	Reported trades, option models, swap curves, currency volatility, net present value of cash flows and news sources.

Short Term Investments:	Amortized cost.

Security Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2010, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the year did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the year.

Description*	Level 1		Level 2			Level 3		Total
Assets	$		$			$		$
Equity Investments:
Foreign Common Stock		5,996,683		242,204,538	**		—		248,201,221
Preferred Stock		—		3,837,472	**		—		3,837,472
Derivative Investments:
Options		—		193,702			—		193,702
Short-term Investments and Securities Lending Collateral		—		11,274,249			—		11,274,249

Total		$5,996,683		$257,509,961			$0		$263,506,644

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

** Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $245,030,260 of investments securities were classified as a Level 2 instead of Level 1.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed. The Portfolio had no open futures contracts as of December 31, 2010.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency transactions on the Statement of Operations.

Forward Currency Transactions

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. The Portfolio had no open foreign currency exchange contracts as of December 31, 2010.

Options

As part of its investment strategy the Portfolio purchases options. When the Portfolio purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When options expire, are exercised or are closed, the realized gain or loss is included in the Statement of Operations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2010, the Portfolio does not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Portfolio did not incur any interest or penalties.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser is required by contract to pay any expenses which exceed an annual rate, including management fees, of 1.20% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio. Fund expenses might vary if unaffiliated companies provided these services. Current terms of the agreements do not call for any fees to be paid by either the Portfolio or the investment advisor for these services.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $261,000 for the year ended December 31, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $74,942,240 and $83,876,091 respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2010, the U.S. Federal income tax cost basis was $240,944,492. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $32,004,286 and gross depreciation of securities in which there was an excess of tax cost over value of $9,442,134 resulting in net appreciation of $22,562,152.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio purchases call or put options for a premium. Purchased call options are used as a reduction of exposure to an anticipated increase in the dollar cost of securities or currency to be acquired, or to increase the Portfolio’s exposure to an underlying instrument. Purchasing put options reduces exposure to a decline in the value of Portfolio securities or currency. The risk in purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform.

Valuation of derivative instruments as of December 31, 2010 is as follows:

	Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value

Purchased Options	Investments in securities, market value	$193,702

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2010 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Amount	Statement of Operations Location	Amount

Purchased Options	Net realized loss on option contracts	($472,823)	Change in unrealized appreciation on option contracts	($385,408)

The contract value of options held at December 31, 2010 is lower than the average outstanding during the year. As of December 31, 2010, the Portfolio held a contract value of options of $1,006,655,870. The average contract value of options outstanding during the year was $1,332,439,946.

6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. On the Statement of Assets and Liabilities the security purchased with cash collateral is included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned. The security is also included in the Schedule of Investments. As of December 31, 2010 the Portfolio had securities on loan valued at $1,165,500 and received collateral of $1,226,250 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2010 and 2009 were from ordinary income in the amount of $3,791,528 and $1,990,899, respectively.

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed capital gains	-

Net accumulated earnings	0

Net unrealized appreciation on investments	22,562,152
Net unrealized depreciation on foreign currency	(1,164)
Capital loss carryforwards	(71,774,281)
Post-October losses	-

Tax composition of capital	$(49,213,293)

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. For the year ended December 31, 2010 the Portfolio reclassified permanent book and tax differences of $490,334 from paid in capital to overdistributed net investment income on investments and $472,823 from overdistributed net investment income to accumulated net realized loss on investments, option contracts and foreign currency transactions. These adjustments have no impact on net assets or the results of operations. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

For the year ended December 31, 2010, the Portfolio utilized $2,357,552 of capital loss carryforwards.

At December 31, 2010, the Portfolio had available for federal income tax purposes an unused capital loss carryforward of $71,774,281, which expires in the year 2017.

8.	TAX INFORMATION (unaudited)

The Portfolio intends to pass through foreign tax credits of $647,881 and has derived gross income from sources within foreign countries amounting to $6,558,788.

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2010, 0% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim MFS International Value Portfolio (formerly Maxim Bernstein International Equity Portfolio), one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim MFS International Value Portfolio of the Maxim Series Fund, Inc. as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Costa Mesa, California

February 25, 2011

Fund Directors and Officers

Maxim Series Fund, Inc. (“the Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 60 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943) (2011)	Chairman, SGM Capital, LLC

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, MCM

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years
Mitchell T.G. Graye	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance

(1955) President 2008	Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer

2008 (as Treasurer and Investment Operations Compliance Officer)

2010 (as Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer, MCM

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, MCM

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.  CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees.     The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $390,120 for fiscal year 2009 and $418,850 for fiscal year 2010.

(b)

Audit-Related Fees.     The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2009 and $84,800 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees.     The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $144,625 for fiscal year 2009 and $238,700 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees.     There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services.     The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by Mregulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2009 equaled $985,800 and for fiscal year 2010 equaled $1,060,100.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.     CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a)        (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to Post-Effective

Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

            (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

            (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 23, 2011

By:	/s/ M.C. Maiers
M.C. Maiers

        Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date: February 23, 2011